Additional Information - Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Additional Information - Condensed Financial Statements of the Parent Company
Schedule of condensed statements of operations and comprehensive loss

Condensed statements of operations and comprehensive loss:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing expenses	(1,511)	(256)	219	34
General and administrative expenses	(12,936)	(19,801)	(11,492)	(1,761)
Research and development expenses	(84)	(422)	232	36
Total operating expenses	(14,531)	(20,479)	(11,041)	(1,691)
Interest (expenses)/income, net	(1,470)	6,142	1,425	217
Change in fair value of warrant	(3,843)	—	—	—
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(58,864)	(235,804)	(153,967)	(23,596)
Others, net	8	(499)	549	84
Net loss attributable to ordinary shareholders	(78,700)	(250,640)	(163,034)	(24,986)
Accretions to preferred shares redemption value	(35,066)	—	—	—
Net loss	(113,766)	(250,640)	(163,034)	(24,986)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	3,401	8,416	(6,853)	(1,050)
Total comprehensive loss	(110,365)	(242,224)	(169,887)	(26,036)

Schedule of condensed balance sheets

Condensed balance sheets:

	As of December 31
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	102,002	46,501	7,127
Time deposits	69,762	45,674	7,000
Prepayment and other current assets	104,572	(12,897)	(1,977)
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	110,348	119,533	18,319
Total current assets	386,684	198,811	30,469
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	46,087	97,465	14,937
Total non-current assets	46,087	97,465	14,937
TOTAL ASSETS	432,771	296,276	45,406
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other taxes payable	6,654	6224	954
Other current liabilities	325	390	60
Total current liabilities	6,979	6,614	1,014
Non-current liabilities:
Other non-current liabilities	2,158	1,498	230
Total non-current liabilities	2,158	1,498	230
TOTAL LIABILITIES	9,137	8,112	1,244
SHAREHOLDERS’ EQUITY
Class A ordinary shares	173	181	28
Class B ordinary shares	35	35	5
Treasury stock	(46,533)	(45,886)	(7,032)
Additional paid-in capital	1,187,577	1,221,339	187,177
Accumulated deficit	(718,666)	(881,700)	(135,126)
Accumulated other comprehensive income/(loss)	1,048	(5,805)	(890)
TOTAL SHAREHOLDERS' EQUITY	423,634	288,164	44,162
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	432,771	296,276	45,406

Schedule of condensed statements of cash flows

Condensed statements of cash flows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(9,640)	(3,086)	(13,622)	(2,087)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(201,744)	(151,006)	(66,027)	(10,119)
Cash payment of time deposits	—	(69,762)	(141,016)	(21,611)
Cash payment of bridge loan	—	(99,148)	—	—
Cash received from maturity of time deposits	—	—	166,192	25,469
Net cash used in investing activities	(201,744)	(319,916)	(40,851)	(6,261)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	—	(26,228)	—	—
Cash payments for repurchase of shares	—	(13,749)	—	—
Cash received from acquisition	—	—	1,330	204
Proceeds from issuance of Series D-1 convertible redeemable preferred shares	151,118	—	—	—
Payment of issuance cost for Series D-1 convertible redeemable preferred shares	(307)	—	—	—
Proceeds from issuance of Series D-2 convertible redeemable preferred shares	359,834	—	—	—
Payment of issuance cost for Series D-2 convertible redeemable preferred shares	(1,267)	—	—	—
Proceeds of initial public offering, net of issuance costs	103,372	—	—	—
Cash received from the depositary bank	—	2,732	—	—
Net cash generated from/(used in) financing activities	612,750	(37,245)	1,330	204
Effect of exchange rate changes on cash, cash equivalents and restricted cash	12,134	3,313	(2,358)	(361)
Net increase/(decrease) in cash, cash equivalents and restricted cash	413,500	(356,934)	(55,501)	(8,505)
Cash, cash equivalents and restricted cash at the beginning of year	45,436	458,936	102,002	15,632
Cash, cash equivalents and restricted cash at the end of year	458,936	102,002	46,501	7,127